Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of common stock equivalents - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Schedule of common stock equivalents [Abstract]
Equity Incentive Plans	3,086,626	3,116,626
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,506,829	1,533,998
Selling Agent and Advisor Warrants	23,538	338,653	23,538
Warrants Issued with Common Stock Offerings (in Dollars)	$ 889,500	$ 1,100,195
Warrants Issued with Convertible Notes Offerings	947,150	704,652
Total Common Stock Equivalents	6,453,643	6,794,124	5,102,621